Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Contributions Charged to Expense

The Company’s contributions to the plans charged to expense for the years ended December 31 are as follows:

(in thousands)	2011	2010	2009
TSYS Retirement Savings Plan	$15,951	15,430	—
Money Purchase Plan	—	—	19,307
401(k) Plan	—	—	306

Stock Repurchase Plan
Contributions Charged to Expense

The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)
2011	$1,177
2010	1,260
2009	3,764